Note 9 - Income Taxes (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Income Taxes Paid	$ 0	$ 0	$ 0
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount			1,100
Domestic Tax Authority [Member]
Operating Loss Carryforwards, Total			65,700
Operating Loss Carryforwards, Subject to Expiration			$ 62,600